Financial Risk Management Objectives and Policies (Details)		Jun. 30, 2019 AUD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ILS (₪)	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 AUD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ILS (₪)	Jun. 30, 2018 CAD ($)	Jun. 30, 2017 AUD ($)
Statement Line Items [Line Items]
Cash		$ 5,119,887				$ 4,727,430				$ 3,994,924
Trade receivables	[1]	332,972				492,276
Trade payables		$ 1,091,919				$ 689,326
USD [Member]
Statement Line Items [Line Items]
Cash			$ 4,852,834				$ 4,222,310
Trade receivables			157,451				158,978
Trade payables			245,284				45,018
Total exposure			$ 5,255,569				$ 4,426,306
CAD [Member]
Statement Line Items [Line Items]
Cash					$ 22,801
Trade receivables
Trade payables									10,278
Total exposure					$ 22,801				$ 10,278
ILS [Member]
Statement Line Items [Line Items]
Cash | ₪
Trade receivables | ₪
Trade payables | ₪				13,657				4,320
Total exposure | ₪				₪ 13,657				₪ 4,320

[1]	All trade receivables are non-interest bearing.